Mortgage Servicing Rights - Sensitivity to Changes in Interest Rates of the Fair Value of MSR Portfolio and Related Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Down Scenario [Member] | Mortgage Servicing Rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	$ (442)	$ (663)
Net fair value 50 basis points	(271)	(316)
Net fair value 25 basis points	(150)	(153)
Down Scenario [Member] | Derivative [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	523	613
Net fair value 50 basis points	281	306
Net fair value 25 basis points	145	152
Down Scenario [Member] | Net Sensitivity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	81	(50)
Net fair value 50 basis points	10	(10)
Net fair value 25 basis points	(5)	(1)
Up Scenario [Member] | Mortgage Servicing Rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	671	485
Net fair value 50 basis points	343	269
Net fair value 25 basis points	169	141
Up Scenario [Member] | Derivative [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(625)	(550)
Net fair value 50 basis points	(304)	(279)
Net fair value 25 basis points	(149)	(143)
Up Scenario [Member] | Net Sensitivity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	46	(65)
Net fair value 50 basis points	39	(10)
Net fair value 25 basis points	$ 20	$ (2)